Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 – Related Party Transactions

Except for the Apollo loan arrangement discussed in Note 5, the Company had no related party transactions during the six-month period ended June 30, 2025.

No directors, officers, or significant shareholders engaged in transactions with the Company that require disclosure under ASC 850.